19. OTHER FINANCIAL LIABILITIES (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 109,718,013	$ 113,957,750
Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	63,344,321	45,044,812
More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 46,373,692	$ 68,912,938
Southern Brewing Company S.A | Banco de Chile
Disclosure of financial liabilities [line items]
Effective rate	5.31%	5.50%
Nominal rate	5.31%	5.50%
Loans from financial institutions, current	$ 365,864	$ 50,552
Southern Brewing Company S.A | Banco de Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	125,259	50,552
Southern Brewing Company S.A | Banco de Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 240,605	$ 0
Southern Brewing Company S.A | Banco del Estado de Chile
Disclosure of financial liabilities [line items]
Effective rate	4.88%	4.62%
Nominal rate	4.88%	4.62%
Loans from financial institutions, current	$ 1,184,849	$ 981,479
Southern Brewing Company S.A | Banco del Estado de Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	285,278	981,479
Southern Brewing Company S.A | Banco del Estado de Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 899,571	$ 0
Southern Brewing Company S.A | Banco de credito e inversiones
Disclosure of financial liabilities [line items]
Effective rate	3.96%
Nominal rate	3.96%
Loans from financial institutions, current	$ 136,778
Southern Brewing Company S.A | Banco de credito e inversiones | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	136,778
Southern Brewing Company S.A | Banco de credito e inversiones | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Southern Brewing Company S.A | Banco Security S.A.
Disclosure of financial liabilities [line items]
Effective rate	5.99%	6.52%
Nominal rate	5.99%	6.52%
Loans from financial institutions, current	$ 23,779	$ 150,510
Southern Brewing Company S.A | Banco Security S.A. | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	5,814	150,510
Southern Brewing Company S.A | Banco Security S.A. | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 17,965	$ 0
Southern Brewing Company S.A | Banco Security S.A.
Disclosure of financial liabilities [line items]
Effective rate	4.65%	4.17%
Nominal rate	4.65%	4.17%
Loans from financial institutions, current	$ 54,111	$ 4,742
Southern Brewing Company S.A | Banco Security S.A. | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	12,432	4,742
Southern Brewing Company S.A | Banco Security S.A. | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 41,679	$ 0
Southern Brewing Company S.A | Banco Consorcio
Disclosure of financial liabilities [line items]
Effective rate		5.46%
Nominal rate		5.46%
Loans from financial institutions, current		$ 218,647
Southern Brewing Company S.A | Banco Consorcio | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		218,647
Southern Brewing Company S.A | Banco Consorcio | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 0
Viña Concha y Toro S.A. | Banco de Chile
Disclosure of financial liabilities [line items]
Effective rate		3.16%
Nominal rate		3.16%
Loans from financial institutions, current		$ 5,105,759
Viña Concha y Toro S.A. | Banco de Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		105,759
Viña Concha y Toro S.A. | Banco de Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 5,000,000
Viña Concha y Toro S.A. | Banco del Estado de Chile
Disclosure of financial liabilities [line items]
Effective rate		5.61%
Nominal rate		5.28%
Loans from financial institutions, current		$ 702,808
Viña Concha y Toro S.A. | Banco del Estado de Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		702,808
Viña Concha y Toro S.A. | Banco del Estado de Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 0
Viña Concha y Toro S.A. | Banco de credito e inversiones
Disclosure of financial liabilities [line items]
Effective rate		3.02%
Nominal rate		3.02%
Loans from financial institutions, current		$ 5,083,469
Viña Concha y Toro S.A. | Banco de credito e inversiones | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		83,469
Viña Concha y Toro S.A. | Banco de credito e inversiones | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 5,000,000
Viña Concha y Toro S.A. | Scotiabank Chile
Disclosure of financial liabilities [line items]
Effective rate	2.19%	1.83%
Nominal rate	2.19%	1.83%
Loans from financial institutions, current	$ 16,387,559	$ 12,469,216
Viña Concha y Toro S.A. | Scotiabank Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	16,387,559	174,216
Viña Concha y Toro S.A. | Scotiabank Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0	$ 12,295,000
Viña Concha y Toro S.A. | Banco BBVA Chile
Disclosure of financial liabilities [line items]
Effective rate		1.65%
Nominal rate		1.65%
Loans from financial institutions, current		$ 6,217,377
Viña Concha y Toro S.A. | Banco BBVA Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		69,877
Viña Concha y Toro S.A. | Banco BBVA Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 6,147,500
Viña Concha y Toro S.A. | HSBC Banck Chile
Disclosure of financial liabilities [line items]
Effective rate	1.90%	1.90%
Nominal rate	1.90%	1.90%
Loans from financial institutions, current	$ 7,098,774	$ 15,249
Viña Concha y Toro S.A. | HSBC Banck Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	7,098,774	15,249
Viña Concha y Toro S.A. | HSBC Banck Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0	$ 0
Viña Cono Sur S.A. | Banco del Estado de Chile
Disclosure of financial liabilities [line items]
Effective rate	2.91%
Nominal rate	2.91%
Loans from financial institutions, current	$ 2,841,755
Viña Cono Sur S.A. | Banco del Estado de Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	2,841,755
Viña Cono Sur S.A. | Banco del Estado de Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Viña Cono Sur S.A. | Scotiabank Chile
Disclosure of financial liabilities [line items]
Effective rate		1.60%
Nominal rate		1.60%
Loans from financial institutions, current		$ 6,223,872
Viña Cono Sur S.A. | Scotiabank Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		6,223,872
Viña Cono Sur S.A. | Scotiabank Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 0
Viña Cono Sur S.A. | Banco BBVA Chile
Disclosure of financial liabilities [line items]
Effective rate	3.31%	3.09%
Nominal rate	3.31%	3.09%
Loans from financial institutions, current	$ 10,228,022	$ 10,003,433
Viña Cono Sur S.A. | Banco BBVA Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	228,022	10,003,433
Viña Cono Sur S.A. | Banco BBVA Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 10,000,000	$ 0
Viña Cono Sur S.A. | Banco de Chile
Disclosure of financial liabilities [line items]
Effective rate	3.17%
Nominal rate	3.17%
Loans from financial institutions, current	$ 3,688,387
Viña Cono Sur S.A. | Banco de Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	3,688,387
Viña Cono Sur S.A. | Banco de Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Fetzer Vineyards, Inc. | Banco del Estado de Chile
Disclosure of financial liabilities [line items]
Effective rate	3.12%	2.06%
Nominal rate	3.12%	2.06%
Loans from financial institutions, current	$ 6,954,625	$ 6,461,912
Fetzer Vineyards, Inc. | Banco del Estado de Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	0	7,037
Fetzer Vineyards, Inc. | Banco del Estado de Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 6,954,625	$ 6,454,875
Trivento B. y Viñedos S. A. | Banco BBVA Chile
Disclosure of financial liabilities [line items]
Effective rate	2.60%
Nominal rate	2.60%
Loans from financial institutions, current	$ 6,097,070
Trivento B. y Viñedos S. A. | Banco BBVA Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	3,633,103
Trivento B. y Viñedos S. A. | Banco BBVA Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 2,463,967
Trivento B. y Viñedos S. A. | Banco BBVA Argentina
Disclosure of financial liabilities [line items]
Effective rate		1.56%
Nominal rate		1.56%
Loans from financial institutions, current		$ 3,080,531
Trivento B. y Viñedos S. A. | Banco BBVA Argentina | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		1,291,331
Trivento B. y Viñedos S. A. | Banco BBVA Argentina | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 1,789,200
Trivento B. y Viñedos S. A. | Banco BBVA Argentina
Disclosure of financial liabilities [line items]
Effective rate		21.80%
Nominal rate		21.80%
Loans from financial institutions, current		$ 581,325
Trivento B. y Viñedos S. A. | Banco BBVA Argentina | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		581,325
Trivento B. y Viñedos S. A. | Banco BBVA Argentina | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 0
Trivento B. y Viñedos S. A. | Banco Citibank S.A
Disclosure of financial liabilities [line items]
Effective rate		30.00%
Nominal rate		30.00%
Loans from financial institutions, current		$ 187
Trivento B. y Viñedos S. A. | Banco Citibank S.A | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		187
Trivento B. y Viñedos S. A. | Banco Citibank S.A | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 0
Trivento B. y Viñedos S. A. | Banco Credicoop
Disclosure of financial liabilities [line items]
Effective rate	2.75%	1.85%
Nominal rate	2.75%	1.85%
Loans from financial institutions, current	$ 3,477,556	$ 1,907,466
Trivento B. y Viñedos S. A. | Banco Credicoop | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	3,706	984,861
Trivento B. y Viñedos S. A. | Banco Credicoop | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 3,473,850	$ 922,605
Trivento B. y Viñedos S. A. | Banco Credicoop
Disclosure of financial liabilities [line items]
Effective rate		27.30%
Nominal rate		27.30%
Loans from financial institutions, current		$ 171,513
Trivento B. y Viñedos S. A. | Banco Credicoop | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		3,395
Trivento B. y Viñedos S. A. | Banco Credicoop | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 168,118
Trivento B. y Viñedos S. A. | Banco de la Nación Argentina
Disclosure of financial liabilities [line items]
Effective rate		19.00%
Nominal rate		19.00%
Loans from financial institutions, current		$ 1,363,310
Trivento B. y Viñedos S. A. | Banco de la Nación Argentina | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		0
Trivento B. y Viñedos S. A. | Banco de la Nación Argentina | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 1,363,310
Trivento B. y Viñedos S. A. | Banco Francés
Disclosure of financial liabilities [line items]
Effective rate		30.00%
Nominal rate		30.00%
Loans from financial institutions, current		$ 201,302
Trivento B. y Viñedos S. A. | Banco Francés | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		201,302
Trivento B. y Viñedos S. A. | Banco Francés | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 0
Trivento B. y Viñedos S. A. | Banco Macro
Disclosure of financial liabilities [line items]
Effective rate		35.00%
Nominal rate		35.00%
Loans from financial institutions, current		$ 5,028
Trivento B. y Viñedos S. A. | Banco Macro | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		5,028
Trivento B. y Viñedos S. A. | Banco Macro | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 0
Trivento B. y Viñedos S. A. | Banco San Juan
Disclosure of financial liabilities [line items]
Effective rate	17.00%	30.00%
Nominal rate	17.00%	30.00%
Loans from financial institutions, current	$ 160,482	$ 1,423
Trivento B. y Viñedos S. A. | Banco San Juan | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	38,657	1,423
Trivento B. y Viñedos S. A. | Banco San Juan | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 121,825	$ 0
Trivento B. y Viñedos S. A. | Banco San Juan
Disclosure of financial liabilities [line items]
Effective rate		17.00%
Nominal rate		17.00%
Loans from financial institutions, current		$ 248,602
Trivento B. y Viñedos S. A. | Banco San Juan | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		81,433
Trivento B. y Viñedos S. A. | Banco San Juan | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 167,169
Trivento B. y Viñedos S. A. | Banco BICE
Disclosure of financial liabilities [line items]
Effective rate	2.15%
Nominal rate	2.15%
Loans from financial institutions, current	$ 1,049,828
Trivento B. y Viñedos S. A. | Banco BICE | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	1,049,828
Trivento B. y Viñedos S. A. | Banco BICE | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
VCT & DG México S.A. | Banco Banamex
Disclosure of financial liabilities [line items]
Effective rate	9.75%	1.90%
Nominal rate	10.50%	1.90%
Loans from financial institutions, current	$ 2,647,500	$ 2,067,796
VCT & DG México S.A. | Banco Banamex | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	2,647,500	3,277
VCT & DG México S.A. | Banco Banamex | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0	$ 2,064,519
VCT Brasil Imp. Y Export. Ltda. | Banco Citibank S.A
Disclosure of financial liabilities [line items]
Effective rate	10.12%	9.30%
Nominal rate	10.12%	9.30%
Loans from financial institutions, current	$ 913,853	$ 942,108
VCT Brasil Imp. Y Export. Ltda. | Banco Citibank S.A | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	0	942,108
VCT Brasil Imp. Y Export. Ltda. | Banco Citibank S.A | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 913,853	$ 0
VCT Brasil Imp. Y Export. Ltda. | Banco Itau BBA S.A
Disclosure of financial liabilities [line items]
Effective rate	13.89%	13.89%
Nominal rate	11.00%	13.89%
Loans from financial institutions, current	$ 3,702,809	$ 3,849,422
VCT Brasil Imp. Y Export. Ltda. | Banco Itau BBA S.A | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	0	0
VCT Brasil Imp. Y Export. Ltda. | Banco Itau BBA S.A | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 3,702,809	$ 3,849,422
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
Disclosure of financial liabilities [line items]
Effective rate	2.68%	2.20%
Nominal rate	3.10%	2.20%
Loans from financial institutions, current	$ 29,243,122	$ 30,348,128
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	25,074,502	22,025,658
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 4,168,620	$ 8,322,470
VCT USA, Inc. | Banco BCI Miami
Disclosure of financial liabilities [line items]
Effective rate	2.89%
Nominal rate	2.89%
Loans from financial institutions, current	$ 13,461,290
VCT USA, Inc. | Banco BCI Miami | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	86,967
VCT USA, Inc. | Banco BCI Miami | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 13,374,323
VCT USA, Inc. | Rabobank Nederland, New York Branch
Disclosure of financial liabilities [line items]
Effective rate		3.81%
Nominal rate		3.81%
Loans from financial institutions, current		$ 15,500,584
VCT USA, Inc. | Rabobank Nederland, New York Branch | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		131,834
VCT USA, Inc. | Rabobank Nederland, New York Branch | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 15,368,750